Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Value Fund), USD $)	0 Months Ended
Feb. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	1,768
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,342
Expense Example, with Redemption, 10 Years	1,928
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	978
Expense Example, with Redemption, 10 Years	2,124
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	642
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,589
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	$ 740